Distribution Date:	01/18/23	Benchmark 2021-B29 Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2021-B29

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II

Certificate Factor Detail	4		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com

Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	6		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-15		Association
			Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19
		Special Servicer	LNR Partners, LLC
Historical Detail	20
			www.lnrpartners.com	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com

Delinquency Loan Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Liquidated Loan Detail	26		Bank, N.A.

Historical Bond / Collateral Loss Reconciliation Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Interest Shortfall Detail - Collateral Level	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163JAA2	0.709700%	20,710,000.00	16,914,306.90	310,401.95	10,003.40	0.00	0.00	320,405.35	16,603,904.95	25.19%	25.10%
A-2	08163JAB0	2.024400%	78,526,000.00	78,526,000.00	0.00	132,473.36	0.00	0.00	132,473.36	78,526,000.00	25.19%	25.10%
A-3	08163JAC8	2.284000%	177,306,000.00	177,306,000.00	0.00	337,472.42	0.00	0.00	337,472.42	177,306,000.00	25.19%	25.10%
A-4	08163JAD6	2.138000%	149,000,000.00	149,000,000.00	0.00	265,468.33	0.00	0.00	265,468.33	149,000,000.00	25.19%	25.10%
A-5	08163JAE4	2.387900%	295,684,000.00	295,684,000.00	0.00	588,386.52	0.00	0.00	588,386.52	295,684,000.00	25.19%	25.10%
A-SB	08163JAF1	2.205000%	24,171,000.00	24,171,000.00	0.00	44,414.21	0.00	0.00	44,414.21	24,171,000.00	25.19%	25.10%
A-S	08163JAJ3	2.611900%	74,540,000.00	74,540,000.00	0.00	162,242.52	0.00	0.00	162,242.52	74,540,000.00	25.19%	25.10%
B	08163JAK0	2.453400%	51,912,000.00	51,912,000.00	0.00	106,134.08	0.00	0.00	106,134.08	51,912,000.00	20.43%	20.36%
C	08163JAL8	2.751700%	53,242,000.00	53,242,000.00	0.00	122,088.34	0.00	0.00	122,088.34	53,242,000.00	15.55%	15.50%
D	08163JAV6	2.000000%	33,277,000.00	33,277,000.00	0.00	55,461.67	0.00	0.00	55,461.67	33,277,000.00	12.50%	12.46%
E	08163JAX2	2.000000%	27,953,000.00	27,953,000.00	0.00	46,588.33	0.00	0.00	46,588.33	27,953,000.00	9.93%	9.90%
F	08163JAZ7	2.306509%	26,621,000.00	26,621,000.00	0.00	51,167.97	0.00	0.00	51,167.97	26,621,000.00	7.49%	7.47%
G	08163JBB9	2.306509%	10,648,000.00	10,648,000.00	0.00	20,466.42	0.00	0.00	20,466.42	10,648,000.00	6.51%	6.50%
H*	08163JBD5	2.306509%	41,263,977.00	41,263,977.00	0.00	79,483.68	0.00	0.00	79,483.68	41,263,977.00	2.73%	2.73%
RR	08163JBJ2	3.306509%	29,899,402.00	29,792,824.99	8,715.59	82,096.65	0.00	0.00	90,812.24	29,784,109.40	0.00%	0.00%
RR Interest	N/A	3.306509%	26,145,545.00	26,052,348.68	7,621.35	71,789.45	0.00	0.00	79,410.80	26,044,727.33	0.00%	0.00%
S	08163JBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163JBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,120,898,924.00	1,116,903,457.57	326,738.89	2,175,737.35	0.00	0.00	2,502,476.24	1,116,576,718.68

X-A	08163JAG9	1.041517%	819,937,000.00	816,141,306.89	0.00	708,354.54	0.00	0.00	708,354.54	815,830,904.95
X-B	08163JAH7	0.702072%	105,154,000.00	105,154,000.00	0.00	61,521.42	0.00	0.00	61,521.42	105,154,000.00
X-D	08163JAM6	1.306509%	61,230,000.00	61,230,000.00	0.00	66,664.61	0.00	0.00	66,664.61	61,230,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163JAP9	1.000000%	26,621,000.00	26,621,000.00	0.00	22,184.17	0.00	0.00	22,184.17	26,621,000.00
X-G	08163JAR5	1.000000%	10,648,000.00	10,648,000.00	0.00	8,873.33	0.00	0.00	8,873.33	10,648,000.00
X-H	08163JAT1	1.000000%	41,263,977.00	41,263,977.00	0.00	34,386.65	0.00	0.00	34,386.65	41,263,977.00
Notional SubTotal			1,064,853,977.00	1,061,058,283.89	0.00	901,984.72	0.00	0.00	901,984.72	1,060,747,881.95

Deal Distribution Total					326,738.89	3,077,722.07	0.00	0.00	3,404,460.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163JAA2	816.72172380	14.98802269	0.48302269	0.00000000	0.00000000	0.00000000	0.00000000	15.47104539	801.73370111
A-2	08163JAB0	1,000.00000000	0.00000000	1.68699997	0.00000000	0.00000000	0.00000000	0.00000000	1.68699997	1,000.00000000
A-3	08163JAC8	1,000.00000000	0.00000000	1.90333333	0.00000000	0.00000000	0.00000000	0.00000000	1.90333333	1,000.00000000
A-4	08163JAD6	1,000.00000000	0.00000000	1.78166664	0.00000000	0.00000000	0.00000000	0.00000000	1.78166664	1,000.00000000
A-5	08163JAE4	1,000.00000000	0.00000000	1.98991667	0.00000000	0.00000000	0.00000000	0.00000000	1.98991667	1,000.00000000
A-SB	08163JAF1	1,000.00000000	0.00000000	1.83749990	0.00000000	0.00000000	0.00000000	0.00000000	1.83749990	1,000.00000000
A-S	08163JAJ3	1,000.00000000	0.00000000	2.17658331	0.00000000	0.00000000	0.00000000	0.00000000	2.17658331	1,000.00000000
B	08163JAK0	1,000.00000000	0.00000000	2.04449992	0.00000000	0.00000000	0.00000000	0.00000000	2.04449992	1,000.00000000
C	08163JAL8	1,000.00000000	0.00000000	2.29308328	0.00000000	0.00000000	0.00000000	0.00000000	2.29308328	1,000.00000000
D	08163JAV6	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
E	08163JAX2	1,000.00000000	0.00000000	1.66666655	0.00000000	0.00000000	0.00000000	0.00000000	1.66666655	1,000.00000000
F	08163JAZ7	1,000.00000000	0.00000000	1.92209045	0.00000000	0.00000000	0.00000000	0.00000000	1.92209045	1,000.00000000
G	08163JBB9	1,000.00000000	0.00000000	1.92209053	0.00000000	0.00000000	0.00000000	0.00000000	1.92209053	1,000.00000000
H	08163JBD5	1,000.00000000	0.00000000	1.92622442	(0.00413363)	0.09425970	0.00000000	0.00000000	1.92622442	1,000.00000000
RR	08163JBJ2	996.43548021	0.29149713	2.74576227	(0.00016020)	0.00366930	0.00000000	0.00000000	3.03725941	996.14398308
RR Interest	N/A	996.43547993	0.29149708	2.74576223	(0.00016026)	0.00366946	0.00000000	0.00000000	3.03725931	996.14398285
S	08163JBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163JBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163JAG9	995.37075030	0.00000000	0.86391337	0.00000000	0.00000000	0.00000000	0.00000000	0.86391337	994.99218227
X-B	08163JAH7	1,000.00000000	0.00000000	0.58506020	0.00000000	0.00000000	0.00000000	0.00000000	0.58506020	1,000.00000000
X-D	08163JAM6	1,000.00000000	0.00000000	1.08875731	0.00000000	0.00000000	0.00000000	0.00000000	1.08875731	1,000.00000000
X-F	08163JAP9	1,000.00000000	0.00000000	0.83333346	0.00000000	0.00000000	0.00000000	0.00000000	0.83333346	1,000.00000000
X-G	08163JAR5	1,000.00000000	0.00000000	0.83333302	0.00000000	0.00000000	0.00000000	0.00000000	0.83333302	1,000.00000000
X-H	08163JAT1	1,000.00000000	0.00000000	0.83333339	0.00000000	0.00000000	0.00000000	0.00000000	0.83333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	10,003.40	0.00	10,003.40	0.00	0.00	0.00	10,003.40	0.00
A-2	12/01/22 - 12/30/22	30	0.00	132,473.36	0.00	132,473.36	0.00	0.00	0.00	132,473.36	0.00
A-3	12/01/22 - 12/30/22	30	0.00	337,472.42	0.00	337,472.42	0.00	0.00	0.00	337,472.42	0.00
A-4	12/01/22 - 12/30/22	30	0.00	265,468.33	0.00	265,468.33	0.00	0.00	0.00	265,468.33	0.00
A-5	12/01/22 - 12/30/22	30	0.00	588,386.52	0.00	588,386.52	0.00	0.00	0.00	588,386.52	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	44,414.21	0.00	44,414.21	0.00	0.00	0.00	44,414.21	0.00
X-A	12/01/22 - 12/30/22	30	0.00	708,354.54	0.00	708,354.54	0.00	0.00	0.00	708,354.54	0.00
A-S	12/01/22 - 12/30/22	30	0.00	162,242.52	0.00	162,242.52	0.00	0.00	0.00	162,242.52	0.00
B	12/01/22 - 12/30/22	30	0.00	106,134.08	0.00	106,134.08	0.00	0.00	0.00	106,134.08	0.00
C	12/01/22 - 12/30/22	30	0.00	122,088.34	0.00	122,088.34	0.00	0.00	0.00	122,088.34	0.00
X-B	12/01/22 - 12/30/22	30	0.00	61,521.42	0.00	61,521.42	0.00	0.00	0.00	61,521.42	0.00
X-D	12/01/22 - 12/30/22	30	0.00	66,664.61	0.00	66,664.61	0.00	0.00	0.00	66,664.61	0.00
X-F	12/01/22 - 12/30/22	30	0.00	22,184.17	0.00	22,184.17	0.00	0.00	0.00	22,184.17	0.00
X-G	12/01/22 - 12/30/22	30	0.00	8,873.33	0.00	8,873.33	0.00	0.00	0.00	8,873.33	0.00
X-H	12/01/22 - 12/30/22	30	0.00	34,386.65	0.00	34,386.65	0.00	0.00	0.00	34,386.65	0.00
D	12/01/22 - 12/30/22	30	0.00	55,461.67	0.00	55,461.67	0.00	0.00	0.00	55,461.67	0.00
E	12/01/22 - 12/30/22	30	0.00	46,588.33	0.00	46,588.33	0.00	0.00	0.00	46,588.33	0.00
F	12/01/22 - 12/30/22	30	0.00	51,167.97	0.00	51,167.97	0.00	0.00	0.00	51,167.97	0.00
G	12/01/22 - 12/30/22	30	0.00	20,466.42	0.00	20,466.42	0.00	0.00	0.00	20,466.42	0.00
H	12/01/22 - 12/30/22	30	4,052.32	79,313.10	0.00	79,313.10	(170.57)	0.00	0.00	79,483.68	3,889.53
RR	12/01/22 - 12/30/22	30	114.18	82,091.86	0.00	82,091.86	(4.79)	0.00	0.00	82,096.65	109.71
RR Interest	12/01/22 - 12/30/22	30	99.85	71,785.27	0.00	71,785.27	(4.19)	0.00	0.00	71,789.45	95.94
Totals			4,266.35	3,077,542.52	0.00	3,077,542.52	(179.55)	0.00	0.00	3,077,722.07	4,095.18

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	3,404,460.96
Non-VRR Available Funds	3,234,237.94
VRR Available Funds	170,223.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,194,019.02	Master Servicing Fee	5,370.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,607.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	480.89
ARD Interest	0.00	Operating Advisor Fee	1,221.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,194,019.02	Total Fees	13,891.73

Principal		Expenses/Reimbursements
Scheduled Principal	326,738.89	Reimbursement for Interest on Advances	(179.55)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	326,738.89	Total Expenses/Reimbursements	(179.55)

		Interest Reserve Deposit	102,584.75

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,077,722.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	326,738.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,404,460.96
Total Funds Collected	3,520,757.91	Total Funds Distributed	3,520,757.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,116,903,458.27	1,116,903,458.27	Beginning Certificate Balance	1,116,903,457.57
(-) Scheduled Principal Collections	326,738.89	326,738.89	(-) Principal Distributions	326,738.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,116,576,719.38	1,116,576,719.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,116,903,458.27	1,116,903,458.27	Ending Certificate Balance	1,116,576,718.68
Ending Actual Collateral Balance	1,116,576,719.38	1,116,576,719.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	16	96,437,536.47	8.64%	90	3.6872	2.149642	Less than 1.5100000	5	84,825,947.21	7.60%	102	3.9566	1.332518
10,000,000 to $19,999,999		16	220,380,878.93	19.74%	95	3.3633	2.632950	1.5100000 to 1.700000	5	92,424,904.27	8.28%	86	3.8334	1.595975
20,000,000 to 29,999,999		16	376,443,229.43	33.71%	89	3.4310	2.303902	1.7100000 to 2.000000	9	135,369,170.50	12.12%	89	3.4445	1.895156
30,000,000 to 49,999,999		6	213,315,074.55	19.10%	96	3.1783	2.151608	2.0100000 to 2.500000	22	493,729,000.00	44.22%	93	3.0886	2.207547
50,000,000 or 99,999,999		4	210,000,000.00	18.81%	94	3.0554	2.854762	2.5100000 to 3.000000	9	149,782,000.00	13.41%	90	3.4596	2.646740
	100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.010000 to 4.00000	3	41,765,906.00	3.74%	104	3.2952	3.685632
	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032	4.100000 or greater	5	118,679,791.40	10.63%	93	3.1262	4.684314
								Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	5	107,811,015.25	9.66%	101	2.9501	2.167437	South Carolina	1	4,633,146.00	0.41%	104	3.7900	3.210000
Arkansas	1	6,320,000.00	0.57%	104	3.3000	2.690000	Tennessee	1	29,117,979.80	2.61%	103	4.0900	1.270000
California	6	150,460,000.00	13.48%	93	3.1959	2.371709	Texas	5	176,884,496.31	15.84%	104	3.3514	3.235565
Colorado	2	6,206,422.06	0.56%	103	3.6412	2.150658	Virginia	3	12,000,000.00	1.07%	104	2.9500	3.910000
Connecticut	2	8,000,000.00	0.72%	104	2.9500	3.910000	Washington	1	6,810,000.00	0.61%	103	3.4500	2.520000
Florida	1	5,475,000.00	0.49%	104	3.3000	2.650000	Wisconsin	6	12,152,295.78	1.09%	70	3.0940	1.910816
Georgia	5	14,909,035.22	1.34%	104	3.9462	1.928539	Totals	90	1,116,576,719.38	100.00%	93	3.3208	2.430032
Illinois	10	26,879,556.49	2.41%	99	3.3224	3.060274
									Property Type³
Indiana	1	404,661.42	0.04%	102	3.1650	2.663532
Iowa	2	12,401,151.27	1.11%	103	3.3807	1.893120		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	11,691,947.24	1.05%	103	3.9355	4.332137		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	1,305,565.54	0.12%	102	3.1650	2.663532	Industrial	9	107,271,979.80	9.61%	88	3.7898	2.421674
Maryland	2	4,629,678.89	0.41%	75	3.1055	2.031965	Lodging	2	18,494,457.92	1.66%	103	4.1399	3.055937
Massachusetts	1	4,519,908.33	0.40%	68	3.0900	1.868014	Mixed Use	5	151,023,467.05	13.53%	92	3.2495	2.057755
Michigan	1	7,450,398.34	0.67%	68	3.0900	1.868014	Multi-Family	9	191,718,767.32	17.17%	99	3.5565	2.080116
Missouri	1	12,500,000.00	1.12%	105	3.4400	1.920000	Office	8	255,654,221.32	22.90%	85	2.9384	2.221335
Nebraska	1	13,112,029.88	1.17%	104	4.1500	1.450000	Other	1	25,000,000.00	2.24%	104	2.2950	4.410000
New Jersey	3	19,169,387.16	1.72%	78	3.7886	2.013894	Retail	48	335,545,794.61	30.05%	94	3.3893	2.674574
New York	10	320,081,812.73	28.67%	85	3.1730	2.296032	Self Storage	8	31,868,031.37	2.85%	104	3.3393	3.510381
North Carolina	4	43,683,812.59	3.91%	62	3.6211	2.642418	Totals	90	1,116,576,719.38	100.00%	93	3.3208	2.430032
North Dakota	1	6,228,467.05	0.56%	103	3.4500	1.840000
Ohio	2	2,584,972.93	0.23%	103	3.3296	2.145909
Oklahoma	2	7,718,225.79	0.69%	103	3.4135	2.538378
Pennsylvania	4	59,935,753.32	5.37%	98	3.6514	1.646999
Rhode Island	1	21,500,000.00	1.93%	68	4.0000	2.160000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000 or less	14	344,200,000.00	30.83%	91	2.8066	2.397821	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001 to 3.250	6	178,900,074.55	16.02%	95	3.1442	3.240799	13 months or greater	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
	3.251 to 3.500	14	215,918,970.58	19.34%	102	3.4301	2.434659	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
	3.501 to 3.750	12	199,685,692.97	17.88%	93	3.6190	2.022955
	3.751 to 4.000	4	71,890,388.31	6.44%	77	3.8627	2.649312
	4.001 or greater	8	105,981,592.97	9.49%	82	4.1374	1.774866
	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	13	275,620,074.55	24.68%	60	3.2762	2.240639	Interest Only	42	842,076,000.00	75.42%	93	3.2033	2.582406
85 months to 120 months		45	840,956,644.83	75.32%	103	3.3355	2.492104	299 or Less	2	35,346,446.85	3.17%	103	3.9772	1.370441
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 or greater	14	239,154,272.53	21.42%	91	3.6379	2.050117
	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	102,620,074.55	9.19%	78	3.3188	2.589693				None
	12 months or less	53	985,675,373.82	88.28%	94	3.3142	2.443824
	13 months to 24 months	1	28,281,271.01	2.53%	104	3.5600	1.370000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,116,576,719.38	100.00%	93	3.3208	2.430032
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-1-C-4	30320125	OF	New York	NY	Actual/360	2.725%	117,312.13	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	12/06/22
1A-1-C-7	30320126				Actual/360	2.725%	46,924.85	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	12/06/22
1A-1-C-8	30320127				Actual/360	2.725%	5,522.75	0.00	0.00	N/A	08/06/28	--	2,353,868.00	2,353,868.00	12/06/22
1A-2-C-2	30320128				Actual/360	2.725%	46,924.85	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	12/06/22
1A-2-C-3	30320129				Actual/360	2.725%	46,094.59	0.00	0.00	N/A	08/06/28	--	19,646,132.00	19,646,132.00	12/06/22
2A-1-C1	30320130	OF	San Jose	CA	Actual/360	2.970%	153,450.00	0.00	0.00	08/01/31	11/01/34	--	60,000,000.00	60,000,000.00	12/01/22
2A-1-C2	30320131				Actual/360	2.970%	98,975.25	0.00	0.00	08/01/31	11/01/34	--	38,700,000.00	38,700,000.00	12/01/22
3A1	30320009	MU	Tempe	AZ	Actual/360	2.840%	79,480.56	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	01/06/23
3A3	30320011				Actual/360	2.840%	48,911.11	0.00	0.00	N/A	08/06/31	--	20,000,000.00	20,000,000.00	01/06/23
3A4	30320012				Actual/360	2.840%	36,683.33	0.00	0.00	N/A	08/06/31	--	15,000,000.00	15,000,000.00	01/06/23
3A5	30320013				Actual/360	2.840%	26,901.11	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	01/06/23
3A6	30320014				Actual/360	2.840%	24,455.56	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	01/06/23
4A1	30507213	MF	New York	NY	Actual/360	3.450%	148,541.67	0.00	0.00	N/A	08/06/31	--	50,000,000.00	50,000,000.00	01/06/23
4A2	30507578				Actual/360	3.450%	89,125.00	0.00	0.00	N/A	08/06/31	--	30,000,000.00	30,000,000.00	01/06/23
5A-3-1	30320132	RT	Austin	TX	Actual/360	3.094%	133,213.89	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	12/01/22
5A-3-3	30320133				Actual/360	3.094%	37,299.89	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	12/01/22
6	30507766	RT	Various	Various	Actual/360	3.090%	110,058.19	67,226.82	0.00	N/A	09/06/28	--	41,362,301.37	41,295,074.55	01/06/23
7	30507763	RT	Grand Prairie	TX	Actual/360	3.250%	114,239.31	0.00	0.00	N/A	10/01/31	--	40,820,000.00	40,820,000.00	01/01/23
8	30507607	IN	Chattanooga	TN	Actual/360	4.090%	102,754.85	57,623.64	0.00	N/A	08/06/31	--	29,175,603.44	29,117,979.80	01/06/23
9A2	30507624	RT	College Point	NY	Actual/360	3.566%	92,121.67	0.00	0.00	N/A	07/06/31	--	30,000,000.00	30,000,000.00	01/06/23
10	30530160	MF	Philadelphia	PA	Actual/360	3.560%	86,833.80	44,362.38	0.00	N/A	09/06/31	--	28,325,633.39	28,281,271.01	01/06/23
11	30320134	RT	Charlotte	NC	Actual/360	3.630%	89,086.25	0.00	0.00	N/A	09/06/26	--	28,500,000.00	28,500,000.00	12/06/22
12	30507656	MU	Bronx	NY	Actual/360	4.120%	98,273.44	0.00	0.00	N/A	09/06/26	--	27,700,000.00	27,700,000.00	01/06/23
13	30320135	MF	Pasadena	TX	Actual/360	3.740%	84,998.15	39,889.90	0.00	N/A	09/06/31	--	26,392,386.21	26,352,496.31	01/06/23
14	30530164	98	New York	NY	Actual/360	2.295%	49,406.25	0.00	0.00	09/06/31	09/06/33	09/06/31	25,000,000.00	25,000,000.00	01/06/23
15	30507775	IN	Houston	TX	Actual/360	3.650%	75,071.88	0.00	0.00	N/A	09/06/31	--	23,885,000.00	23,885,000.00	01/06/23
16	30507652	RT	Various	PA	Actual/360	3.800%	73,585.95	33,584.24	0.00	N/A	09/01/31	--	22,488,066.55	22,454,482.31	01/01/23
17	30507764	RT	Midlothian	TX	Actual/360	3.500%	65,784.15	0.00	0.00	N/A	10/01/31	--	21,827,000.00	21,827,000.00	01/01/23
18	30507544	IN	Various	Various	Actual/360	3.450%	64,734.46	0.00	0.00	N/A	08/06/31	--	21,790,000.00	21,790,000.00	01/06/23
19	30507735	MF	Pawtucket	RI	Actual/360	4.000%	74,055.56	0.00	0.00	N/A	09/01/28	--	21,500,000.00	21,500,000.00	01/01/23
20A2	30507648	Various Various		Various	Actual/360	3.165%	54,603.72	0.00	0.00	N/A	07/01/31	--	20,035,000.00	20,035,000.00	01/01/23
21	30507679	SS	Various	Various	Actual/360	2.950%	50,805.56	0.00	0.00	N/A	09/06/31	--	20,000,000.00	20,000,000.00	01/06/23
22	30507659	IN	Various	CA	Actual/360	3.815%	64,060.21	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	01/01/23
23	30507783	RT	Sacramento	CA	Actual/360	3.280%	52,139.24	0.00	0.00	N/A	09/11/31	--	18,460,000.00	18,460,000.00	01/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30507767	MU	Brooklyn	NY	Actual/360	3.630%	56,265.00	0.00	0.00	N/A	09/06/31	--	18,000,000.00	18,000,000.00	01/06/23
25	30507698	RT	Lincoln	NE	Actual/360	4.150%	46,922.56	18,263.90	0.00	N/A	09/06/31	--	13,130,293.78	13,112,029.88	01/06/23
26	30507610	OF	Chicago	IL	Actual/360	3.500%	40,175.14	0.00	0.00	N/A	08/01/31	--	13,330,000.00	13,330,000.00	01/01/23
27	30507654	OF	Sunnyside	NY	Actual/360	3.200%	35,133.33	0.00	0.00	N/A	09/06/31	--	12,750,000.00	12,750,000.00	01/06/23
28	30507751	RT	Lees Summit	MO	Actual/360	3.440%	37,027.78	0.00	0.00	N/A	10/01/31	--	12,500,000.00	12,500,000.00	01/01/23
29	30530162	MF	Waukee	IA	Actual/360	3.390%	34,708.89	0.00	0.00	N/A	08/06/31	--	11,890,000.00	11,890,000.00	01/06/23
30	30507640	RT	Phoenix	AZ	Actual/360	3.550%	31,897.31	16,449.61	0.00	N/A	08/06/31	--	10,434,375.26	10,417,925.65	01/06/23
31	30507575	MU	Mahwah	NJ	Actual/360	3.630%	33,118.20	0.00	0.00	N/A	08/06/31	--	10,595,000.00	10,595,000.00	01/06/23
32	30507638	LO	Bowling Green	KY	Actual/360	4.050%	35,549.74	13,681.25	0.00	N/A	08/06/31	--	10,193,472.65	10,179,791.40	01/06/23
33	30530163	OF	Bristol	PA	Actual/360	3.570%	28,282.33	0.00	0.00	N/A	09/06/28	--	9,200,000.00	9,200,000.00	01/06/23
34	30507723	LO	Atlanta	GA	Actual/360	4.250%	30,470.89	11,344.00	0.00	N/A	09/01/31	--	8,326,010.52	8,314,666.52	01/01/23
35	30507653	SS	Various	Various	Actual/360	3.790%	27,531.52	0.00	0.00	N/A	09/06/31	--	8,435,906.00	8,435,906.00	01/06/23
36	30507657	IN	North Bergen	NJ	Actual/360	4.030%	28,196.01	0.00	0.00	N/A	09/06/26	--	8,125,000.00	8,125,000.00	01/06/23
37	30507699	OF	Westlake Village	CA	Actual/360	3.420%	22,971.00	0.00	0.00	N/A	09/06/28	--	7,800,000.00	7,800,000.00	01/06/23
38	30507617	MU	Minot	ND	Actual/360	3.450%	18,544.21	13,623.10	0.00	N/A	08/06/31	--	6,242,090.15	6,228,467.05	01/06/23
39	30507700	MF	New York	NY	Actual/360	3.450%	19,013.33	0.00	0.00	N/A	09/06/31	--	6,400,000.00	6,400,000.00	01/06/23
40	30320136	MF	Little Rock	AR	Actual/360	3.300%	17,959.33	0.00	0.00	N/A	09/06/31	--	6,320,000.00	6,320,000.00	12/06/22
41	30320137	RT	Los Angeles	CA	Actual/360	4.350%	22,475.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	01/06/23
42	30507733	MF	Bronx	NY	Actual/360	3.510%	16,623.75	0.00	0.00	N/A	09/06/31	--	5,500,000.00	5,500,000.00	01/06/23
43	30320138	MF	Pensacola	FL	Actual/360	3.300%	15,558.13	0.00	0.00	N/A	09/06/31	--	5,475,000.00	5,475,000.00	12/06/22
44	30507616	IN	Greeley	CO	Actual/360	3.700%	15,465.38	0.00	0.00	N/A	08/06/31	--	4,854,000.00	4,854,000.00	12/06/22
45	30507730	RT	Maricopa	AZ	Actual/360	3.640%	12,851.22	0.00	0.00	N/A	09/06/31	--	4,100,000.00	4,100,000.00	01/06/23
46	30507727	RT	Various	Various	Actual/360	3.430%	11,533.19	6,272.66	0.00	N/A	09/06/31	--	3,904,776.19	3,898,503.53	01/06/23
47	30507781	SS	Fayetteville	NC	Actual/360	4.500%	13,316.60	4,417.39	0.00	N/A	10/06/31	--	3,436,542.76	3,432,125.37	01/06/23
Totals							3,194,019.02	326,738.89	0.00				1,116,903,458.27	1,116,576,719.38
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-4	56,557,846.00	57,413,286.00	01/01/22	06/30/22	--	0.00	0.00	116,989.21	116,989.21	0.00	0.00
1A-1-C-7	56,557,846.00	57,413,286.00	01/01/22	06/30/22	--	0.00	0.00	46,795.68	46,795.68	0.00	0.00
1A-1-C-8	56,557,846.00	57,413,286.00	01/01/22	06/30/22	--	0.00	0.00	5,507.55	5,507.55	0.00	0.00
1A-2-C-2	56,557,846.00	57,413,286.00	01/01/22	06/30/22	--	0.00	0.00	46,795.68	46,795.68	0.00	0.00
1A-2-C-3	56,557,846.00	57,413,286.00	01/01/22	06/30/22	--	0.00	0.00	45,967.71	45,967.71	0.00	0.00
2A-1-C1	8,557,832.00	25,909,704.00	01/01/22	06/30/22	--	0.00	0.00	152,920.42	152,920.42	0.00	0.00
2A-1-C2	8,557,832.00	25,909,704.00	01/01/22	06/30/22	--	0.00	0.00	98,633.66	98,633.66	0.00	0.00
3A1	0.00	8,232,607.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	8,232,607.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	8,232,607.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	0.00	8,232,607.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	0.00	8,232,607.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	11,332,113.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	11,332,113.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-1	0.00	34,275,514.93	01/01/22	09/30/22	--	0.00	0.00	133,052.43	133,052.43	0.00	0.00
5A-3-3	0.00	34,275,514.93	01/01/22	09/30/22	--	0.00	0.00	37,254.68	37,254.68	0.00	0.00
6	0.00	3,838,189.94	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,836,078.18	3,456,051.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,269,013.88	2,626,229.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	4,784,946.86	5,307,609.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,181,458.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,772,561.71	3,308,961.33	01/01/22	09/30/22	--	0.00	0.00	88,319.32	88,319.32	0.00	0.00
12	0.00	1,957,590.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,389,506.55	2,536,929.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	34,251.49	0.00
14	0.00	2,581,290.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,243,549.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,454,045.45	2,433,763.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,392,872.33	2,142,433.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	0.00	2,437,813.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,761,990.10	1,917,441.04	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	0.00	4,177,341.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	2,362,837.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	982.50	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,609,517.16	1,492,212.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,269,588.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,049,682.91	1,294,183.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,728,632.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,239,352.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	890,577.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	514,362.11	775,789.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	951,933.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	867,593.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,626,977.32	2,109,340.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,035,025.71	852,904.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	457,325.17	694,448.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	1,051,703.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	61,809.07	0.00
36	0.00	730,686.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	717,939.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	789,136.77	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	503,227.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	580,008.61	01/01/22	09/30/22	--	0.00	0.00	17,680.42	17,680.42	0.00	0.00
41	518,917.48	399,874.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	302,992.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	446,137.81	513,640.57	01/01/22	09/30/22	--	0.00	0.00	15,316.51	15,316.51	0.00	0.00
44	0.00	413,175.34	01/01/22	09/30/22	--	0.00	0.00	15,454.93	15,454.93	16,949.93	0.00
45	0.00	330,671.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	425,454.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	424,677.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	332,005,313.34	535,941,910.82				0.00	0.00	820,688.20	820,688.20	113,992.99	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.320846%	3.306401%	93
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.320953%	3.306509%	94
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321067%	3.306624%	95
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321172%	3.306731%	96
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321286%	3.306845%	97
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321404%	3.306964%	98
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321514%	3.307074%	99
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321631%	3.307192%	100
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321739%	3.307301%	101
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321855%	3.307418%	102
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.321963%	3.307526%	103
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.322094%	3.307658%	104
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A-1-C-4	30320125	12/06/22	0	A	116,989.21	116,989.21	0.00	50,000,000.00
1A-1-C-7	30320126	12/06/22	0	B	46,795.68	46,795.68	0.00	20,000,000.00
1A-1-C-8	30320127	12/06/22	0	B	5,507.55	5,507.55	0.00	2,353,868.00
1A-2-C-2	30320128	12/06/22	0	B	46,795.68	46,795.68	0.00	20,000,000.00
1A-2-C-3	30320129	12/06/22	0	B	45,967.71	45,967.71	0.00	19,646,132.00
2A-1-C1	30320130	12/01/22	0	B	152,920.42	152,920.42	0.00	60,000,000.00
2A-1-C2	30320131	12/01/22	0	B	98,633.66	98,633.66	0.00	38,700,000.00
5A-3-1	30320132	12/01/22	0	B	133,052.43	133,052.43	0.00	50,000,000.00
5A-3-3	30320133	12/01/22	0	B	37,254.68	37,254.68	0.00	14,000,000.00
11	30320134	12/06/22	0	B	88,319.32	88,319.32	0.00	28,500,000.00
40	30320136	12/06/22	0	B	17,680.42	17,680.42	0.00	6,320,000.00
43	30320138	12/06/22	0	B	15,316.51	15,316.51	0.00	5,475,000.00
44	30507616	12/06/22	0	B	15,454.93	15,454.93	16,949.93	4,854,000.00
Totals					820,688.20	820,688.20	16,949.93	319,849,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		83,825,000	83,825,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,032,751,719	1,032,751,719		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	1,116,576,719	1,116,576,719	0	0	0	0
Dec-22	1,116,903,458	1,116,903,458	0	0	0	0
Nov-22	1,117,249,986	1,117,249,986	0	0	0	0
Oct-22	1,117,574,594	1,117,574,594	0	0	0	0
Sep-22	1,117,919,065	1,117,919,065	0	0	0	0
Aug-22	1,118,175,059	1,118,175,059	0	0	0	0
Jul-22	1,118,416,771	1,118,416,771	0	0	0	0
Jun-22	1,118,673,952	1,118,673,952	0	0	0	0
May-22	1,118,914,025	1,118,914,025	0	0	0	0
Apr-22	1,119,169,624	1,119,169,624	0	0	0	0
Mar-22	1,119,408,068	1,119,408,068	0	0	0	0
Feb-22	1,119,694,842	1,119,694,842	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(179.55)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(179.55)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(179.55)

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Supplemental Notes
None

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